Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 50	$ 590	$ (1,550)	$ (910)
Beginning balance, shares at Dec. 31, 2019	500,000
Common stock issued in conjunction with reverse merger	$ 3,368	606,813		610,181
Common stock issued in conjunction with reverse merger, shares	33,686,169
Warrants issued to third parties in conjunction with debt issuance		223,560		223,560
Beneficial conversion feature in conjunction with debt issuance		129,938		129,938
Common stock issued to third parties in conjunction with conversion of debt	$ 102	395,898		396,000
Common stock issued to third parties in conjunction with conversion of debt, shares	1,015,344
Net loss			(1,259,590)	(1,259,590)
Ending balance, value at Dec. 31, 2020	$ 3,520	1,356,799	(1,261,140)	99,179
Ending balance, shares at Dec. 31, 2020	35,201,513
Warrants issued to third parties in conjunction with debt issuance		113,910		113,910
Beneficial conversion feature in conjunction with debt issuance		86,090		86,090
Net loss			(461,682)	(461,682)
Common stock issued to third party for services	$ 5	82,245		82,250
Common stock issued to third party for services, shares	47,000
Common stock issued in conjunction with cashless exercise of warrants	$ 6	(6)
Common stock issued in conjunction with cashless exercise of warrants, shares	57,147
Amortization of warrants issued in connection with a debt modification
Ending balance, value at Mar. 31, 2021	$ 3,531	1,639,038	(1,722,822)	(80,253)
Ending balance, shares at Mar. 31, 2021	35,305,660
Beginning balance, value at Dec. 31, 2020	$ 3,520	1,356,799	(1,261,140)	99,179
Beginning balance, shares at Dec. 31, 2020	35,201,513
Warrants issued to third parties in conjunction with debt issuance		188,069		188,069
Beneficial conversion feature in conjunction with debt issuance		101,972		101,972
Common stock issued to third parties in conjunction with conversion of debt	$ 36	236,679		236,715
Common stock issued to third parties in conjunction with conversion of debt, shares	357,143
Net loss			(3,004,619)	(3,004,619)
Common stock issued to third party for services	$ 19	249,081		249,100
Common stock issued to third party for services, shares	188,000
Common stock and warrants issued for cash	$ 149	1,864,851		1,865,000
Common stock and warrants issued for cash, shares	1,492,000
Common stock issued in conjunction with cashless exercise of warrants	$ 6	(6)
Common stock issued in conjunction with cashless exercise of warrants, shares	57,147
Ending balance, value at Dec. 31, 2021	$ 3,730	3,997,445	(4,265,759)	(264,584)
Ending balance, shares at Dec. 31, 2021	37,295,803
Warrants issued to third parties in conjunction with debt issuance		162,362		162,362
Net loss			(678,046)	(678,046)
Amortization of warrants issued in connection with a debt modification		48,699		48,699
Ending balance, value at Mar. 31, 2022	$ 3,730	$ 4,208,506	$ (4,943,805)	$ (731,569)
Ending balance, shares at Mar. 31, 2022	37,295,803